Summary of Significant Accounting Policies and Organization (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Accounting Policies [Abstract]
Schedule of Inventory
	June 30, 2012	September 30, 2011
Inventory	$-	$58,935
Reserve	$-	$(58,935)
Total	$-	$-

	September 30, 2011	September 30, 2010
Inventory	$58,935	$-
Reserve	$(58,935)	$-
Total	$-	$-

Effect on deferred tax assets and liabilities of a change in tax rates

	September 30, 2011	September 30, 2010

Expected income tax expense at the statutory rate of 38.55%	$(6,482,547)	$(24,991)
Tax effect of expenses that are not deductible for income
tax purposes (net of other amounts deductible for tax purposes)	104,538	11,840
Tax effect of differences in the timing of deductibility of items	20,038	-
for income tax purposes
Change in valuation allowance	6,357,971	13,151

Provision for income taxes	$-	$-

Components of deferred income taxes
	September 30, 2011	September 30, 2010

Deferred income tax asset:
Net operating loss carryforward	6,513,599	155,628
Valuation Allowance	(6,513,599)	(155,628)
Deferred income taxes	-	-